Change in Benefit Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Settlements and curtailments	$ (350)
United States Pension Plan of US Entity [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit Obligation Beginning Balance	1,081	$ 1,245
Interest cost	43	47	$ 70
Actuarial loss/(gain)	152	(119)
Settlements and curtailments	(354)
Benefits paid and other	(58)	(92)
Benefit Obligation Ending Balance	864	1,081	1,245
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Plan assets - beginning	960	966
Actual return on plan assets	127	84
Sponsor contributions	2	5
Settlements	(354)
Benefits paid/other	(59)	(95)
Plan assets - ending	676	960	$ 966
Funded status at end of period	(188)	(121)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	4	(98)
Accumulated Other Comprehensive Income Pension and Other Postretirement Benefit Plans Tax	(1)	(2)
Accumulated other comprehensive income/(Loss)	$ 3	$ (100)
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Expected Return on Plan Assets	7.00%	7.00%	7.00%
Foreign Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit Obligation Beginning Balance	$ 701	$ 653
Service cost	25	23	$ 18
Interest cost	31	27	28
Actuarial loss/(gain)	136	3
Settlements and curtailments	(4)	(2)
Foreign exchange translation	(83)	14
Business acquisitions and divestitures	(3)	0
Benefits paid and other	(21)	(17)
Benefit Obligation Ending Balance	782	701	653
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Plan assets - beginning	434	404
Actual return on plan assets	45	11
Sponsor contributions	43	33
Settlements		(1)
Foreign exchange translation	(44)	6
Divestitures	(1)	0
Benefits paid/other	(21)	(19)
Plan assets - ending	456	434	$ 404
Funded status at end of period	(266)	(205)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	182	93
Accumulated Other Comprehensive Income Pension and Other Postretirement Benefit Plans Tax	(29)	(18)
Accumulated other comprehensive income/(Loss)	$ 153	$ 75
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Expected Return on Plan Assets	5.10%	4.75%	5.05%
Other Noncurrent Assets [Member] | United States Pension Plan of US Entity [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent		$ 8
Other Noncurrent Assets [Member] | Foreign Pension Plan [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	$ 2	2
Accrued Employee Liabilities [Member] | United States Pension Plan of US Entity [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities		(2)
Accrued Employee Liabilities [Member] | Foreign Pension Plan [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(3)	(5)
Employee Benefits [Member] | United States Pension Plan of US Entity [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(188)	(127)
Employee Benefits [Member] | Foreign Pension Plan [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(265)	(202)
Discontinued Operations [Member] | Foreign Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit Obligation Beginning Balance	144
Benefit Obligation Ending Balance	165	144
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Plan assets - beginning	82
Plan assets - ending	105	82
Discontinued Operations [Member] | Employee Benefits [Member] | Foreign Pension Plan [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(60)	(62)
Continuing Operations [Member] | United States Pension Plan of US Entity [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit Obligation Beginning Balance	1,081
Benefit Obligation Ending Balance	864	1,081
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Plan assets - beginning	960
Sponsor contributions	2
Plan assets - ending	$ 676	$ 960
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.00%	4.75%
Defined Benefit Plan, Expected Return on Plan Assets	7.00%	7.00%
Continuing Operations [Member] | Foreign Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit Obligation Beginning Balance	$ 557
Benefit Obligation Ending Balance	617	$ 557
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Plan assets - beginning	352
Sponsor contributions	16
Plan assets - ending	$ 351	$ 352
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.20%	4.40%
Defined Benefit Plan, Expected Return on Plan Assets	4.70%	4.95%
Rate of increase in compensation	3.30%	3.30%